Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
Restricted share units (RSUs) and performance share units (PSUs)	(10)	(10)	(35)	(44)
Employee savings plan and deferred share units	(8)	(8)	(17)	(17)
Total share-based payments	(18)	(18)	(52)	(61)

Disclosure of number and weighted average exercise prices of other equity instruments
The following tables summarize the change in outstanding RSUs/PSUs and stock options for the period ended June 30, 2024.
RSUs/PSUs

Number of RSUs/PSUs
Outstanding, January 1, 2024	3,412,812
Granted	1,130,718
Dividends credited	134,118
Settled	(1,269,886)
Forfeited	(35,204)
Outstanding, June 30, 2024	3,372,558

Disclosure of number and weighted average exercise prices of share options	Stock options

	Number of options	Weighted average exercise price ($)
Outstanding, January 1, 2024	7,484,561	61
Forfeited or expired	(930,211)	59
Outstanding and exercisable, June 30, 2024	6,554,350	61